SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Revenue Recognition:
Customers invoices payment due period	30 days
Maximum
Revenue Recognition:
Customers invoices payment due period	90 days